Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Disney Hourly Savings and Investment Plan
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Basis of Accounting
The financial statements of the Plan are prepared using the accrual basis of accounting.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying disclosures. Actual results could differ from those estimates.

Risks and Uncertainties
The Plan provides for various investment options in mutual funds and other securities. Investment securities are exposed to various risks, such as interest rate, market and credit risks, which can include increases in defaults and credit rating downgrades. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in risks in the near term could materially affect participants’ account balances and the amounts reported in the Statements of Net Assets Available for Benefits and in the Statement of Changes in Net Assets Available for Benefits.

Investment Valuation and Income Recognition
Shares in registered investment companies and collective investment trusts are valued at the net asset value of shares held by the Plan at year end. The Disney Stock Funds are valued at the year-end quoted market price of Company common stock. Purchases and sales of securities are recorded on a trade-date basis. Dividends are recorded on the ex-dividend date.

Net Investment Income/Loss
The Plan’s share of the Master Trust’s net investment income recorded in the Statement of Changes in Net Assets Available for Benefits consists of realized gains or losses on sales, dividends and unrealized appreciation or depreciation on investments.

Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. There are no allowances for credit losses as delinquent participant notes are reclassified as distributions based upon the terms of the Plan document and the Code.
Payment of Benefits
Benefits are recorded when paid.

Expenses
Administrative expenses paid by the Company on behalf of the Plan are excluded from these financial statements. Fees related to the administration of notes receivable from participants are charged directly to the participant’s account and are included in administrative expenses. Investment-related expenses are included in the Plan's share of the Master Trust net investment income.